NET REVENUES	12 Months Ended
Dec. 31, 2022
NET REVENUES
NET REVENUES

NOTE 19 - NET REVENUES:

	Year Ended December 31,
	2022	2021	2020
	U.S dollars in thousands
Licensing revenues (1)	2,000	—	—
Movantik® revenues	52,098	76,767	59,356
Sales of Other products	7,702	8,990	5,003
	61,800	85,757	64,359
1)	See also note 15(7) above.